Restructuring Liabilities (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Restructuring liability at beginning of year	$ 113.5		$ 113.5	$ 56.8
Restructuring charges			166.9	178.7
Cash paid			(111.5)	(123.2)
Ziggo / Virgin Media liability at acquisition date			8.2	23.4
Foreign currency translation adjustments and other			(21.0)	(8.4)
Reclassification of Chellomedia Disposal Group to discontinued operations				(13.8)
Restructuring liability at end of year		$ 113.5	156.1	113.5
Current portion					$ 52.3	$ 65.5
Noncurrent portion					103.8	48.0
Total	113.5	113.5	113.5	56.8	156.1	113.5
Employee severance and termination [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring liability at beginning of year	26.6		26.6	39.7
Restructuring charges			60.4	77.9
Cash paid			(66.3)	(91.5)
Ziggo / Virgin Media liability at acquisition date			8.2	0.1
Foreign currency translation adjustments and other			(1.3)	1.2
Reclassification of Chellomedia Disposal Group to discontinued operations				(0.8)
Restructuring liability at end of year		26.6	27.6	26.6
Current portion					27.5	26.5
Noncurrent portion					0.1	0.1
Total	26.6	26.6	26.6	39.7	27.6	26.6
Office closures [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring liability at beginning of year	14.9		14.9	4.0
Restructuring charges			9.5	(0.1)
Cash paid			(10.8)	(14.1)
Ziggo / Virgin Media liability at acquisition date			0.0	23.3
Foreign currency translation adjustments and other			(1.1)	1.8
Reclassification of Chellomedia Disposal Group to discontinued operations				0.0
Restructuring liability at end of year		14.9	12.5	14.9
Current portion					4.4	13.2
Noncurrent portion					8.1	1.7
Total	14.9	14.9	14.9	4.0	12.5	14.9
Contract termination [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring liability at beginning of year	72.0		72.0	13.1
Restructuring charges				100.9
Cash paid				(17.6)
Ziggo / Virgin Media liability at acquisition date				0.0
Foreign currency translation adjustments and other				(11.4)
Reclassification of Chellomedia Disposal Group to discontinued operations				(13.0)
Restructuring liability at end of year		72.0		72.0
Current portion						25.8
Noncurrent portion						46.2
Total	72.0	72.0	72.0	13.1		72.0
Contract termination and other [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring liability at beginning of year	72.0		72.0
Restructuring charges			97.0
Cash paid			(34.4)
Ziggo / Virgin Media liability at acquisition date			0.0
Foreign currency translation adjustments and other			(18.6)
Restructuring liability at end of year		72.0	116.0	72.0
Current portion					20.4
Noncurrent portion					95.6
Total	72.0	72.0	72.0	72.0	$ 116.0	$ 72.0
Central Operations Europe [Member] | Employee severance and termination [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			9.8
U.K. | Employee severance and termination [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			17.5	46.1
The Netherlands [Member] | Employee severance and termination [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			11.2
Germany [Member] | Employee severance and termination [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			10.7	14.1
Chile [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges		84.9
Chile [Member] | Employee severance and termination [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			$ 10.1	$ 8.1
Chile [Member] | Contract termination [Member]
Restructuring Cost and Reserve [Line Items]
Other restructuring costs		$ 71.5
Telenet [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 86.1